SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Value-added-tax ("VAT")
VAT recoverable	¥ 214,385	¥ 164,743
VAT recoverable	1,399,844	1,155,586
Current assets
Value-added-tax ("VAT")
VAT recoverable	214,385	164,743
Noncurrent assets
Value-added-tax ("VAT")
VAT recoverable	1,399,844	1,155,586
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 17,785	¥ 20,297